Shareholder’s Equity (Details Narrative) - USD ($)												3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
		Jul. 25, 2022	Oct. 25, 2021	Jul. 31, 2021	Jul. 24, 2021	Jun. 14, 2021	Jun. 08, 2021	Apr. 12, 2021	Feb. 05, 2021	Jan. 22, 2021	Jan. 22, 2021	Oct. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Jul. 31, 2022	Jul. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized, unlimited												Unlimited			Unlimited	Unlimited
Common stock, no par value				$ 0								$ 0			$ 0	$ 0
Number of shares issued				1,437,500
Consideration				$ 25,000											$ 86,250,000
Common stock, shares outstanding				2,156,250								2,448,500			2,448,500	2,156,250
Warrant to purchase ordinary share, price per share												$ 11.50			$ 11.50
Description of warrants issuance												No fractional warrants were issued and only whole warrants trade. The Company may redeem the warrants at a price of $0.01 per warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares is at least $16.50 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given, provided there is an effective registration statement and current prospectus in effect with respect to the ordinary shares underlying such warrants during the 30 day redemption period. If a registration statement is not effective within 60 days following the consummation of the Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act.			No fractional warrant will be issued and only whole warrants will trade. The Company may redeem the warrants at a price of $0.01 per warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares is at least $16.50 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given, provided there is an effective registration statement and current prospectus in effect with respect to the ordinary shares underlying such warrants during the 30 day redemption period. If a registration statement is not effective within 60 days following the consummation of a business combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act.
Warrants redemption price												$ 0.01			$ 0.01
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	[1]														8,625,000
Consideration
EUDA Health Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, no par value													$ 0	$ 0			$ 0	$ 0
Number of shares issued		500,000			999,999		1						1,000,000	500,000
Consideration		$ 500,000			$ 8.00		$ 1.00										$ 35,112
Common stock, shares outstanding													1,000,000	1,500,000			1,000,000	1,000,000
Common stock, shares authorized													50,000,000	50,000,000			50,000,000	50,000,000
Capital contributions																	$ 35,112	$ 0
EUDA Health Limited [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued														500,000
Consideration														$ 500,000			$ 35,112
Common stock, shares outstanding														1,000,000
Series of Individually Immaterial Business Acquisitions [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination issue price												$ 9.50			$ 9.50
Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued						15,000
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			718,750
Consideration			$ 12,500
Common stock, shares outstanding			2,156,250
Sponsor [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued								1,437,500	1,437,500	1,437,500	1,437,500
Consideration								$ 25,000	$ 25,000	$ 25,000	$ 25,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, forfeited				187,500								281,250				281,250
Over-Allotment Option [Member] | Sponsor [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, forfeited			281,250

[1]	As of July 31, 2021, this number includes an aggregate of up to 281,250 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).